Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance Table
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of
Regulation S-K,
we are providing the following information about the relationship between executive compensation actually paid (as defined by SEC rules) and certain financial performance of the company. The HRC Committee did not consider the pay versus performance disclosure when making its incentive compensation decisions. For further information about how we align executive compensation with the company’s performance, see “Compensation Discussion and Analysis” on page 49 above. The amounts in the table below are calculated in accordance with SEC rules and do not represent amounts actually earned or realized by NEOs, including with respect to RSUs and PSUs. See the “2023 Option Exercises and Stock Vested” table on page 82.

Year	PEO				Average Summary Compensation Table Total for Non-PEO NEOs (3)	Average Compensation Actually Paid to Non-PEO NEOs (4)	Value of Initial Fixed $100 Investment Based on:		Net Income (MM) (7)
	Summary Compensation Table Total (1)		Compensation Actually Paid (2)							Company- Selected Performance Measure
	PEO 1 Robin Vince ($)	PEO 2 Todd Gibbons ($)	PEO 1 Robin Vince ($)	PEO 2 Todd Gibbons ($)			Total Shareholder Return ($) (5)	Peer Group Total Shareholder Return ($) (6)		Adj. ROTCE (8)

2023	$16,801,167	N/A	$20,136,728	N/A	$7,725,809	$9,723,399	$117.20	$133.20	$3,288	21.6%

2022	$11,203,469	$14,120,046	$9,551,417	$10,984,534	$8,681,348	$7,846,962	$98.94	$118.77	$2,560	21.0%

2021	N/A	$14,128,042	N/A	$26,895,557	$6,530,187	$9,933,878	$122.36	$132.75	$3,771	17.6%

2020	N/A	$9,390,555	N/A	$5,322,466	$5,230,863	$3,281,334	$87.08	$98.31	$3,626	17.8%

(1)
The dollar amounts reported for Mr. Vince and our former CEO Mr. Gibbons under “Summary Compensation Table Total” are the amounts of total compensation reported for Mr. Vince and Mr. Gibbons for each corresponding year in the “Total” column of the Summary Compensation Table.

(2)
The dollar amounts reported for Mr. Vince and Mr. Gibbons under “Compensation Actually Paid” represent the amount of “compensation actually paid” to Mr. Vince and Mr. Gibbons, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Vince or Mr. Gibbons during the applicable year. In accordance with the requirements of Item 402(v) of Regulation SK, the adjustments in the table below were made to Mr. Vince’s and Mr. Gibbons’ total compensation for each year to determine the compensation actually paid:.

	Robin Vince		Todd Gibbons
	2023	2022	2022	2021	2020

Total Compensation as reported SCT	$16,801,167	$11,203,469	$14,120,046	$14,128,042	$9,390,555

Pension values reported in SCT	—	—	$(201,571)	—	$(297,241)

Fair value of equity awards granted during fiscal year	$(10,025,856)	$(6,706,317)	$(10,268,822)	$(9,135,074)	$(4,535,332)

Pension value attributable to current year’s service and any change in pension value attributable to plan amendments made in the current year	—	—	—	—	—

Fair value of equity compensation granted in current year—value at end of fiscal year	$11,715,284	$5,256,864	$8,070,700	$15,832,016	$2,251,228

Change in fair value for end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during current fiscal year	$223,820	$419,475	$(638,638)	$349,404	$(1,149,622)

Change in fair value from end of prior fiscal year to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	$1,317,639	$(720,974)	$(331,157)	$5,569,415	$(466,199)

Fair value as of the vesting date of awards that are granted and vest in the same year	—	—	—	—	—

Dividends or other earnings paid on stock or options awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the current fiscal year	$104,675	$98,900	$233,977	$151,754	$129,077

Fair value of awards forfeited in current fiscal year determined at end of prior fiscal year	—	—	—	—	—

Compensation Actually Paid to CEO	$20,136,728	$9,551,417	$10,984,534	$26,895,557	$5,322,466

(3)
The dollar amounts reported under Average Summary Compensation Total for non-PEO
NEOs represent the average of the amounts reported for the company’s NEOs as a group (excluding any individual serving as our CEO for such year) in the “Total” column of the Summary Compensation Table in each applicable year. The names of the NEOs included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2023, Dermot McDonogh, Roman Regelman, Senthil Kumar, Catherine Keating, Bridget Engle and Emily Portney; (ii) 2022, Emily

Portney, Bridget Engle, Roman Regelman and Dermot McDonogh; (iii) for 2021, Robin Vince, Emily Portney, Bridget Engle and Senthil Kumar; and (iv) for 2020, Robin Vince, Emily Portney, Bridget Engle, Catherine Keating, Michael Santomassimo and Mitchell Harris.

(4)
The dollar amounts reported under Average Compensation Actually Paid for non-PEO
NEOs represent the average amount of “compensation actually paid” to the NEOs as a group (excluding the CEO), as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group during the applicable year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the adjustments in the table below were made to the NEOs’ total compensation for each year to determine the compensation actually paid:

	NEO Averages
	2023	2022	2021	2020

Total Compensation as reported SCT	$7,725,809	$8,681,348	$6,530,187	$5,230,863

Pension values reported in SCT	—	—	—	$(3,687)

Fair value of equity awards granted during fiscal year	$(4,450,347)	$(6,100,088)	$(2,739,608)	$(3,528,076)

Pension value attributable to current year’s service and any change in pension value attributable to plan amendments made in the current year	—	—	—	—

Fair value of equity compensation granted in current year—value at end of fiscal year	$5,062,522	$5,543,061	$4,713,918	$2,161,550

Change in fair value for end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during current fiscal year	$275,976	$24,185	$(18,917)	$(176,788)

Change in fair value from end of prior fiscal year to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	$977,492	$(343,054)	$1,419,902	$(21,448)

Fair value as of the vesting date of awards that are granted and vest in the same year	—	—	—	—

Dividends or other earnings paid on stock or options awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the current fiscal year	$131,947	$41,510	$28,397	$27,906

Fair value of awards forfeited in current fiscal year determined at end of prior fiscal year	—	—	—	$(408,987)

Compensation Actually Paid to NEO	$9,723,399	$7,846,962	$9,933,878	$3,281,334

(5)
Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the company’s share price at the end and the beginning of the measurement period by the company’s share price at the beginning of the measurement period, which is December 31, 2019.

(6)
Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the following published industry index: S&P 500 Financials Index.

(7)
Notable items in 2023 includes a net loss of $(927)M from FDIC special assessment, severance expense, reduction in fair value of a contingent consideration receivable related to prior year divestiture, litigation reserves and net gains (loss) on disposals. Notable items in 2022 includes a net loss of $(1,378)M from impact of goodwill impairment, net loss from repositioning the securities portfolio, severance expense, litigation reserves, accelerated amortization of deferred costs for depositary receipts services related to Russia and net gains (loss) on disposals.

(8)	Adjusted ROTCE excludes notable items disclosed externally.

Company Selected Measure Name	Adjusted ROTCE
Named Executive Officers, Footnote
(3)
The dollar amounts reported under Average Summary Compensation Total for non-PEO
NEOs represent the average of the amounts reported for the company’s NEOs as a group (excluding any individual serving as our CEO for such year) in the “Total” column of the Summary Compensation Table in each applicable year. The names of the NEOs included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2023, Dermot McDonogh, Roman Regelman, Senthil Kumar, Catherine Keating, Bridget Engle and Emily Portney; (ii) 2022, Emily

Portney, Bridget Engle, Roman Regelman and Dermot McDonogh; (iii) for 2021, Robin Vince, Emily Portney, Bridget Engle and Senthil Kumar; and (iv) for 2020, Robin Vince, Emily Portney, Bridget Engle, Catherine Keating, Michael Santomassimo and Mitchell Harris.

Peer Group Issuers, Footnote	Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the following published industry index: S&P 500 Financials Index.
Adjustment To PEO Compensation, Footnote
(2)
The dollar amounts reported for Mr. Vince and Mr. Gibbons under “Compensation Actually Paid” represent the amount of “compensation actually paid” to Mr. Vince and Mr. Gibbons, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Vince or Mr. Gibbons during the applicable year. In accordance with the requirements of Item 402(v) of Regulation SK, the adjustments in the table below were made to Mr. Vince’s and Mr. Gibbons’ total compensation for each year to determine the compensation actually paid:.

	Robin Vince		Todd Gibbons
	2023	2022	2022	2021	2020

Total Compensation as reported SCT	$16,801,167	$11,203,469	$14,120,046	$14,128,042	$9,390,555

Pension values reported in SCT	—	—	$(201,571)	—	$(297,241)

Fair value of equity awards granted during fiscal year	$(10,025,856)	$(6,706,317)	$(10,268,822)	$(9,135,074)	$(4,535,332)

Pension value attributable to current year’s service and any change in pension value attributable to plan amendments made in the current year	—	—	—	—	—

Fair value of equity compensation granted in current year—value at end of fiscal year	$11,715,284	$5,256,864	$8,070,700	$15,832,016	$2,251,228

Change in fair value for end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during current fiscal year	$223,820	$419,475	$(638,638)	$349,404	$(1,149,622)

Change in fair value from end of prior fiscal year to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	$1,317,639	$(720,974)	$(331,157)	$5,569,415	$(466,199)

Fair value as of the vesting date of awards that are granted and vest in the same year	—	—	—	—	—

Dividends or other earnings paid on stock or options awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the current fiscal year	$104,675	$98,900	$233,977	$151,754	$129,077

Fair value of awards forfeited in current fiscal year determined at end of prior fiscal year	—	—	—	—	—

Compensation Actually Paid to CEO	$20,136,728	$9,551,417	$10,984,534	$26,895,557	$5,322,466

Non-PEO NEO Average Total Compensation Amount	$ 7,725,809	$ 8,681,348	$ 6,530,187	$ 5,230,863
Non-PEO NEO Average Compensation Actually Paid Amount	$ 9,723,399	7,846,962	9,933,878	3,281,334
Adjustment to Non-PEO NEO Compensation Footnote
(4)
The dollar amounts reported under Average Compensation Actually Paid for non-PEO
NEOs represent the average amount of “compensation actually paid” to the NEOs as a group (excluding the CEO), as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group during the applicable year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the adjustments in the table below were made to the NEOs’ total compensation for each year to determine the compensation actually paid:

	NEO Averages
	2023	2022	2021	2020

Total Compensation as reported SCT	$7,725,809	$8,681,348	$6,530,187	$5,230,863

Pension values reported in SCT	—	—	—	$(3,687)

Fair value of equity awards granted during fiscal year	$(4,450,347)	$(6,100,088)	$(2,739,608)	$(3,528,076)

Pension value attributable to current year’s service and any change in pension value attributable to plan amendments made in the current year	—	—	—	—

Fair value of equity compensation granted in current year—value at end of fiscal year	$5,062,522	$5,543,061	$4,713,918	$2,161,550

Change in fair value for end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during current fiscal year	$275,976	$24,185	$(18,917)	$(176,788)

Change in fair value from end of prior fiscal year to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	$977,492	$(343,054)	$1,419,902	$(21,448)

Fair value as of the vesting date of awards that are granted and vest in the same year	—	—	—	—

Dividends or other earnings paid on stock or options awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the current fiscal year	$131,947	$41,510	$28,397	$27,906

Fair value of awards forfeited in current fiscal year determined at end of prior fiscal year	—	—	—	$(408,987)

Compensation Actually Paid to NEO	$9,723,399	$7,846,962	$9,933,878	$3,281,334

Compensation Actually Paid vs. Total Shareholder Return	Compensation Actually Paid and TSR 1
1.	TSR measurement period commenced December 31, 2019.

Compensation Actually Paid vs. Net Income	Compensation Actually Paid and Net Income
Compensation Actually Paid vs. Company Selected Measure	Compensation Actually Paid and Adjusted ROTCE
Total Shareholder Return Vs Peer Group	Compensation Actually Paid and TSR 1
1.	TSR measurement period commenced December 31, 2019.

Tabular List, Table
Financial Performance Measures
As described in greater detail in “Item 2.—Advisory Vote on Compensation—Compensation Discussion & Analysis” beginning on page 47, our approach to executive compensation is designed to directly link pay to performance, recognize both corporate and individual performance, promote long-term stock ownership, attract, retain and motivate talented executives, and balance risk and reward while taking into consideration stakeholder feedback as well as market trends and practices. The most important financial measures used by the company to link compensation actually paid (as defined by SEC rules) to the company’s named executive officers for the most recently completed fiscal year to the company’s performance are:

•	Adjusted ROTCE;

•	Total Revenue; and

•	OEPS.

Total Shareholder Return Amount	$ 117.2	98.94	122.36	87.08
Peer Group Total Shareholder Return Amount	133.2	118.77	132.75	98.31
Net Income (Loss)	$ 3,288,000,000	$ 2,560,000,000	$ 3,771,000,000	$ 3,626,000,000
Company Selected Measure Amount	0.216	0.21	0.176	0.178
Impact of Goodwill Impairment	$ 927,000,000	$ 1,378,000,000
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted ROTCE
Measure:: 2
Pay vs Performance Disclosure
Name	Total Revenue
Measure:: 3
Pay vs Performance Disclosure
Name	OEPS
Robin Vince [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 16,801,167	11,203,469
PEO Actually Paid Compensation Amount	$ 20,136,728	9,551,417
PEO Name	Robin Vince
Todd Gibbons [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		14,120,046	$ 14,128,042	$ 9,390,555
PEO Actually Paid Compensation Amount		10,984,534	26,895,557	5,322,466
PEO Name	Todd Gibbons
PEO | Robin Vince [Member] | Pension values reported in SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	0
PEO | Robin Vince [Member] | Fair value of equity awards granted during fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(10,025,856)	(6,706,317)
PEO | Robin Vince [Member] | Pension value attributable to current years service and any change in pension value attributable to plan amendments made in the current year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
PEO | Robin Vince [Member] | Fair value of equity compensation granted in current year—value at end of fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	11,715,284	5,256,864
PEO | Robin Vince [Member] | Change in fair value for end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during current fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	223,820	419,475
PEO | Robin Vince [Member] | Change in fair value from end of prior fiscal year to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,317,639	(720,974)
PEO | Robin Vince [Member] | Fair value as of the vesting date of awards that are granted and vest in the same year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
PEO | Robin Vince [Member] | Dividends or other earnings paid on stock or options awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the current fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	104,675	98,900
PEO | Robin Vince [Member] | Fair value of awards forfeited in current fiscal year determined at end of prior fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
PEO | Todd Gibbons [Member] | Pension values reported in SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(201,571)	0	(297,241)
PEO | Todd Gibbons [Member] | Fair value of equity awards granted during fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(10,268,822)	(9,135,074)	(4,535,332)
PEO | Todd Gibbons [Member] | Pension value attributable to current years service and any change in pension value attributable to plan amendments made in the current year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	0
PEO | Todd Gibbons [Member] | Fair value of equity compensation granted in current year—value at end of fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		8,070,700	15,832,016	2,251,228
PEO | Todd Gibbons [Member] | Change in fair value for end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during current fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(638,638)	349,404	(1,149,622)
PEO | Todd Gibbons [Member] | Change in fair value from end of prior fiscal year to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(331,157)	5,569,415	(466,199)
PEO | Todd Gibbons [Member] | Fair value as of the vesting date of awards that are granted and vest in the same year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	0
PEO | Todd Gibbons [Member] | Dividends or other earnings paid on stock or options awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the current fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		233,977	151,754	129,077
PEO | Todd Gibbons [Member] | Fair value of awards forfeited in current fiscal year determined at end of prior fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	0
Non-PEO NEO | Pension values reported in SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	(3,687)
Non-PEO NEO | Fair value of equity awards granted during fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,450,347)	(6,100,088)	(2,739,608)	(3,528,076)
Non-PEO NEO | Pension value attributable to current years service and any change in pension value attributable to plan amendments made in the current year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Fair value of equity compensation granted in current year—value at end of fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,062,522	5,543,061	4,713,918	2,161,550
Non-PEO NEO | Change in fair value for end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during current fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	275,976	24,185	(18,917)	(176,788)
Non-PEO NEO | Change in fair value from end of prior fiscal year to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	977,492	(343,054)	1,419,902	(21,448)
Non-PEO NEO | Fair value as of the vesting date of awards that are granted and vest in the same year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Dividends or other earnings paid on stock or options awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the current fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	131,947	41,510	28,397	27,906
Non-PEO NEO | Fair value of awards forfeited in current fiscal year determined at end of prior fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ (408,987)